Investment	9 Months Ended
Mar. 31, 2023
Investment
Investment

3. Investment

On May 5, 2022, the Company entered into an agreement to purchase 179,175 common shares of Aqualung Carbon Capture AS (“Aqualung”) for $3,113,991 (NOK 23.3 million), representing an approximate 4.36% ownership in Aqualung. Aqualung is engaged in Carbon Capture technology and is based in Norway with operations in the United States.

Changes in the Company’s Investment in Aqualung during the period ended March 31, 2023 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	164,824
Balance, March 31, 2023	$3,386,315